Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	$ 155,554,256	$ 284,225,533	$ 412,443,032
Inflation effect	(119,035,560)	(256,539,610)	(210,806,257)
Financial instruments arising from business combinations	5,406,197
Loss allowance, Ending Balance	367,741,314	155,554,256	284,225,533
Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	29,432,061	54,743,631	55,856,701
Inflation effect	(19,285,975)	(50,211,485)	(32,792,919)
Loss allowance, Ending Balance	36,931,401	29,432,061	54,743,631
Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	23,415,568	23,794,235	33,219,401
Inflation effect	(14,948,309)	(24,328,644)	(14,663,309)
Financial instruments arising from business combinations	5,194,188
Loss allowance, Ending Balance	48,472,236	23,415,568	23,794,235
Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	92,766,769	111,678,659	127,242,459
Inflation effect	(78,441,817)	(109,759,725)	(80,009,894)
Loss allowance, Ending Balance	256,186,286	92,766,769	111,678,659
12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	32,885,912	93,582,059	77,211,783
Inflation effect	(35,689,230)	(66,097,728)	(47,988,338)
Financial instruments arising from business combinations	3,836,677
Loss allowance, Ending Balance	177,751,593	32,885,912	93,582,059
12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	5,836,074	30,245,310	3,405,161
Inflation effect	(5,223,505)	(19,782,379)	(8,878,083)
Loss allowance, Ending Balance	16,005,417	5,836,074	30,245,310
12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	16,665,627	19,063,344	19,354,513
Inflation effect	(11,455,823)	(16,710,074)	(9,290,704)
Financial instruments arising from business combinations	1,826,769
Loss allowance, Ending Balance	36,580,258	16,665,627	19,063,344
12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	54,475,076	53,397,449	75,000,670
Inflation effect	(43,345,065)	(59,367,108)	(42,613,401)
Loss allowance, Ending Balance	108,875,413	54,475,076	53,397,449
Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	33,333,052	70,859,938	132,321,224
Inflation effect	(22,075,621)	(60,853,385)	(63,513,869)
Financial instruments arising from business combinations	0
Loss allowance, Ending Balance	40,375,315	33,333,052	70,859,938
Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	5,081,800	5,790,026	17,982,265
Inflation effect	(3,182,189)	(6,482,858)	(7,764,004)
Loss allowance, Ending Balance	4,431,838	5,081,800	5,790,026
Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	4,651,647	2,892,147	4,226,108
Inflation effect	(2,380,758)	(4,970,731)	(2,185,649)
Financial instruments arising from business combinations	0
Loss allowance, Ending Balance	365,151	4,651,647	2,892,147
Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	13,428,932	22,359,808	16,609,699
Inflation effect	(15,737,972)	(20,170,910)	(13,517,596)
Loss allowance, Ending Balance	65,327,342	13,428,932	22,359,808
Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	89,335,292	119,783,536	202,910,025
Inflation effect	(61,270,709)	(129,588,497)	(99,304,050)
Financial instruments arising from business combinations	1,569,520
Loss allowance, Ending Balance	149,614,406	89,335,292	119,783,536
Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	18,514,187	18,708,295	34,469,275
Inflation effect	(10,880,281)	(23,946,248)	(16,150,832)
Loss allowance, Ending Balance	16,494,146	18,514,187	18,708,295
Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	2,098,294	1,838,744	9,638,780
Inflation effect	(1,111,728)	(2,647,839)	(3,186,956)
Financial instruments arising from business combinations	3,367,419
Loss allowance, Ending Balance	11,526,827	2,098,294	1,838,744
Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss allowance, Beginning Balance	24,862,761	35,921,402	35,632,090
Inflation effect	(19,358,780)	(30,221,707)	(23,878,897)
Loss allowance, Ending Balance	81,983,531	24,862,761	35,921,402
Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	295,071,999	192,072,711	194,638,846
Changes in PDs/LGDs/EADs	61,062,387	(15,664,459)	3,934,130
Foreign exchange and other movements	140,223,336	17,567,302	(30,584,146)
Write-offs	(80,964,542)
Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	33,172,105	40,709,675	50,836,906
Changes in PDs/LGDs/EADs	1,872,902	(131,107)	5,823,544
Foreign exchange and other movements	25,370,208	4,060,544	(13,218,223)
Write-offs	(12,918,990)
Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	60,678,172	35,351,442	25,136,944
Changes in PDs/LGDs/EADs	(890,418)	(818,787)	(238,845)
Foreign exchange and other movements	(12,230,115)	(814,494)	858,023
Write-offs	(1,351,796)
Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	200,875,509	37,903,001	97,510,073
Changes in PDs/LGDs/EADs	142,796,810	83,273,935	(15,218,964)
Foreign exchange and other movements		9,068,699	17,043,405
Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	117,458,914	29,112,092	73,299,228
Changes in PDs/LGDs/EADs	52,900,396	(7,649,601)	6,181,401
Foreign exchange and other movements	4,736,622	(9,669,785)	(13,817,392)
Write-offs	(852,166)
Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	15,684,854	6,874,793	32,673,906
Changes in PDs/LGDs/EADs	1,062,314	323,041	4,802,019
Foreign exchange and other movements	(183,846)	(444,249)	(854,359)
Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Foreign exchange and other movements	(15,983,090)
Write-offs	(400,593)
Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	54,631,501	27,265,894	21,490,869
Changes in PDs/LGDs/EADs	(1,022,663)	(278,565)	(20,195)
Foreign exchange and other movements		(4,917,268)	(518,837)
Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	77,559,529	21,940,069	25,827,343
Changes in PDs/LGDs/EADs	91,836,389	34,206,010	(11,445,197)
Foreign exchange and other movements		6,946,311	12,839,097
Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	30,311,546	33,238,891	55,462,314
Changes in PDs/LGDs/EADs	5,217,019	(1,340,917)	7,557,380
Foreign exchange and other movements	1,359,856	7,715,897	(27,167,530)
Write-offs	0
Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,650,459	5,691,370	4,304,453
Changes in PDs/LGDs/EADs	346,491	94,052	1,192,781
Foreign exchange and other movements	554,681	970,228	(9,107,742)
Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Foreign exchange and other movements	(11,953)
Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	119,278	3,527,250	2,641,612
Changes in PDs/LGDs/EADs	238,388	51,194	(217,992)
Foreign exchange and other movements		3,991,185	431,102
Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	72,610,161	6,498,670	27,854,758
Changes in PDs/LGDs/EADs	8,389,571	15,476,254	(1,163,465)
Foreign exchange and other movements		1,118,138	(1,572,216)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	147,301,539	129,721,728	65,877,304
Changes in PDs/LGDs/EADs	2,944,972	(6,673,941)	(9,804,651)
Foreign exchange and other movements	134,126,858	19,521,190	10,400,776
Write-offs	(80,112,376)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	13,836,792	28,143,512	13,858,547
Changes in PDs/LGDs/EADs	464,097	(548,200)	(171,256)
Foreign exchange and other movements	24,999,373	3,534,565	(3,256,122)
Write-offs	(12,918,990)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Foreign exchange and other movements	3,764,928
Write-offs	(951,203)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	5,927,393	4,558,298	1,004,463
Changes in PDs/LGDs/EADs	(106,143)	(591,416)	(658)
Foreign exchange and other movements		111,589	945,758
Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	50,705,819	9,464,262	43,827,972
Changes in PDs/LGDs/EADs	42,570,850	33,591,671	(2,610,302)
Foreign exchange and other movements		1,004,250	5,776,524
Other movements with no P&L impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(89,576,759)	(66,107,221)	(85,400,072)
Other movements with no P&L impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(20,710,910)	(19,739,197)	(11,762,378)
Other movements with no P&L impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(11,395,054)	(9,768,184)	(20,517,979)
Other movements with no P&L impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(101,810,985)	(39,397,800)	(34,888,420)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(4,444,222)	(7,726,384)	(11,127,281)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(1,737,898)	(10,764,010)	(1,345,076)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(7,880,992)	(7,478,846)	(12,352,605)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(72,186,346)	(3,964,581)	(4,047,786)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(5,859,244)	(14,177,854)	(28,662,569)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(1,468,762)	(1,338,482)	(813,149)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(1,144,491)	(1,078,185)	(1,597,518)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(10,710,498)	(9,312,021)	(4,765,759)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(79,273,293)	(44,202,983)	(45,610,222)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(17,504,250)	(7,636,705)	(9,604,153)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(2,369,571)	(1,211,153)	(6,567,856)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets collected during the year	(18,914,141)	(26,121,198)	(26,074,875)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(627,926)	(3,819,979)	(2,621,375)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(90,506)	(874,517)	(71,949)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2)	(239,412)	(15,956)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,599,127)	(927,246)	(1,542,535)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	627,926	3,819,979	2,621,375
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	90,506	874,517	71,949
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2	239,412	15,956
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,599,127	927,246	1,542,535
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(524,271)	(1,841,501)	(1,378,949)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(23,417)	(184,304)	(18,140)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2)	(40,071)	(4,902)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,595,711)	(1,101,022)	(1,849,606)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	524,271	1,841,501	1,378,949
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	23,417	184,304	18,140
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2	40,071	4,902
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,595,711	1,101,022	1,849,606
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,455,588	4,987,863	7,761,296
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	646,130	393,832	308,305
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	199,526	625	421,161
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,593,796	830	1,085,859
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,455,588)	(4,987,863)	(7,761,296)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(646,130)	(393,832)	(308,305)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(199,526)	(625)	(421,161)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,593,796)	(954,950)	(1,085,859)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	954,120	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	2,619,814	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(917,003)	(2,907,166)	(3,773,245)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(119,396)	(176,802)	(83,086)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(907,436)	0	(311)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(661,754)	(2,620,870)	(1,646,783)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	917,003	2,907,166	3,773,245
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	119,396	176,802	83,086
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	907,436	0	311
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	661,754	1,056	1,646,783
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,833,372	1,965,532	3,776,154
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	124,378	53,581	314,864
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,571	107,567	104,494
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,833,372)	(1,965,532)	(3,776,154)
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(124,378)	(53,581)	(314,864)
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,571)	(107,567)	(104,494)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	615,299	2,008,876	6,061,686
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	35,217	48,557	223,526
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	136,872	724,550	143,005
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(615,299)	(2,008,876)	(6,061,686)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(35,217)	(48,557)	(223,526)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (136,872)	$ (724,550)	$ (143,005)